Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Strategic investments [Abstract]
Schedule of the Changes in the Carrying Value of Equity Investments
The changes in the carrying value of equity investments carried under the measurement alternative along with investments in limited partnerships and certain forward contracts to purchase a specified quantity of equity shares in private companies are presented below (in thousands):

Table 8.1. Changes in the Carrying Value of Equity Investments under Measurement Alternative
Balance as of December 31, 2024	$68,229
Net investments and returns in privately held companies	9,674
Upward adjustments	1,511
Downward adjustments	(3,156)
Realized gains (losses) and impairments	(217)

Balance as of June 30, 2025 (1)	$76,041

(1)	Excludes $ 7.8 million of strategic investments not accounted for under the measurement alternative as of June 30, 2025.

Balance as of December 31, 2023	$66,008
Net investments and returns in privately held companies	1,273
Upward adjustments	4,142
Downward adjustments	(233)
Realized gains (losses) and impairments	(368)

Balance as of June 30, 2024 (1)	$70,822

(1)	Excludes $ 9.0 million of strategic investments not accounted for under the measurement alternative as of June 30, 2024.

The changes in the carrying value of equity investments carried under the measurement alternative along with investments in limited partnerships and certain forward contracts to purchase a specified quantity of equity shares in private companies are presented below (in thousands):
Table 9. Changes in the Carrying Value of Equity Investments under Measurement Alternative

Balance as of December 31, 2023	$66,008
Net investments and returns in privately held companies	1,162
Upward adjustments	4,969
Downward adjustments	(2,098)
Realized losses and impairments	(1,812)

Balance as of December 31, 2024 (1)	$68,229

(1)	Excludes $ 15.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2024.

Balance as of December 31, 2022	$42,516
Investments in privately held companies	25,390
Upward adjustments	753
Downward adjustments	(1,040)
Realized losses and impairments	(1,611)

Balance as of December 31, 2023 (1)	$66,008

(1)	Excludes $ 9.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2023.